Condensed Financial Information of DHT Holdings, Inc. (parent company only) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Information of DHT Holdings, Inc. (parent company only) [Abstract]
Percentage of restricted net assets of consolidated subsidiaries exceeds of consolidated net assets	25.00%	25.00%	25.00%